RISKS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

Table 17.1: Revenue Concentration by Customer - Based on % of Revenue

	For the Three Months Ended				For the Nine Months Ended
	September 30, 2025		September 30, 2024		September 30, 2025		September 30, 2024
Customer	Amount	%	Amount	%	Amount	%	Amount	%
A	$1,131,581	29.5%	$1,183,445	26.6%	$3,382,634	29.2%	$2,488,622	18.2%
B	665,813	17.4%	694,743	15.6%	2,027,148	17.5%	2,372,942	17.3%
C	369,025	9.6%	614,556	13.8%	1,101,765	9.5%	2,206,993	16.1%
D	315,240	8.2%	538,251	12.1%	1,072,194	9.3%	1,707,290	12.5%

Table 17.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	September 30, 2025
Customer	Amount	%
1	$768,954	25%
2	479,151	15%
3	373,236	12%

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023. Accordingly, there was a concentration of risk in demand for the Company’s services.

	Revenue
	For the year ended December 31,
	2024		2023
Customer	Amount	%	Amount	%
A	$14,774,927	83%	$13,837,042	72%
B	$1,041,966	6%	$1,048,329	5%
C	$795,280	4%	$2,236,276	12%

	Accounts receivable
	At December 31,		At December 31,
	2024		2023
Customer	Amount	%	Amount	%
1	$8,970,298	87%	$5,871,789	83%
2	$342,394	3%	$355,419	5%
3	$340,179	3%	$304,341	4%